                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                      STRATEGIC PARTNERS(SM) ANNUITY ONE 3

                        SUPPLEMENT, DATED MARCH 16, 2004
                                       TO
                       PROSPECTUS, DATED OCTOBER 20, 2003

As an additional section within the Appendix to this prospectus, we add the following hypothetical illustration.

   APPENDIX B

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

      We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

      To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2002 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table), the arithmetic average fund fees were equal to 1.63% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

      The hypothetical gross rates of return of 0% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of -2.61% and 7.13%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

      An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

      A '0' in these columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

      The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

      Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS ANNUITY ONE
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS

MALE, ISSUE AGE 60
BENEFITS:
    STEP-UP GUARANTEED MINIMUM DEATH BENEFIT
    GUARANTEED MINIMUM INCOME BENEFIT
    INCOME APPRECIATOR BENEFIT
    CONTRACT WITHOUT CREDIT

10% ASSUMED GROSS RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE               DEATH BENEFIT                     LIVING BENEFIT(S)
---------------------------------------   -------------   ------------------------------------------------------
                                                                    IAB                         GMIB
                                                          ------------------------   ---------------------------
                                                                                                      GMIB
                                                                                                   GUARANTEED
                                                                                                  ANNUAL PAYOUT
                                              DEATH                      AMOUNT        GMIB      FOR SINGLE LIFE
       ANNUITANT   CONTRACT   SURRENDER      BENEFIT                  AVAILABLE TO   PROTECTED    WITH 10 YEAR
YEAR      AGE       VALUE       VALUE         VALUE       IAB VALUE    ANNUITIZE       VALUE     PERIOD CERTAIN
----------------------------------------------------------------------------------------------------------------
1         61       106,088     100,688       106,088           N/A          N/A       105,000            N/A
2         62       112,552     108,052       112,552           N/A          N/A       110,250            N/A
3         63       119,417     115,817       119,417           N/A          N/A       115,763            N/A
4         64       126,706     124,006       126,706           N/A          N/A       121,551            N/A
5         65       134,446     132,646       134,446           N/A          N/A       127,628            N/A
6         66       142,666     141,766       142,666           N/A          N/A       134,010            N/A
7         67       151,396     151,396       151,396         7,709      159,106       140,710          7,724
8         68       160,668     160,668       160,668         9,100      169,769       147,746          8,382
9         69       170,516     170,516       170,516        10,577      181,094       155,133          9,099
10        70       180,976     180,976       180,976        16,195      197,172       162,889         10,657
15        75       243,916     243,916       243,916        35,979      279,895       200,000         16,084
20        80       330,063     330,063       330,063        57,516      387,578       200,000         19,610
25        85       448,650     448,650       448,650        87,163      535,813       200,000         24,931
30        90       611,894     611,894       611,894       127,973      739,867       200,000         31,125
----------------------------------------------------------------------------------------------------------------

      LIVING BENEFIT(S)
----  ------------------
             GMIB
      ------------------
      PROJECTED CONTRACT
        ANNUAL ANNUITY
      PAYOUT FOR SINGLE
         LIFE ANNUITY
         WITH 10 YEAR
YEAR    PERIOD CERTAIN
----  ------------------
1              N/A
2              N/A
3              N/A
4              N/A
5              N/A
6              N/A
7            9,721
8           10,629
9           11,625
10          12,982
15          20,998
20          32,266
25          50,195
30          74,733
-------------------------------------------

0% ASSUMED GROSS RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE               DEATH BENEFIT                     LIVING BENEFIT(S)
---------------------------------------   -------------   ------------------------------------------------------
                                                                    IAB                         GMIB
                                                          ------------------------   ---------------------------
                                                                                                      GMIB
                                                                                                   GUARANTEED
                                                                                                  ANNUAL PAYOUT
                                              DEATH                      AMOUNT        GMIB      FOR SINGLE LIFE
       ANNUITANT   CONTRACT   SURRENDER      BENEFIT                  AVAILABLE TO   PROTECTED    WITH 10 YEAR
YEAR      AGE       VALUE       VALUE         VALUE       IAB VALUE    ANNUITIZE       VALUE     PERIOD CERTAIN
----------------------------------------------------------------------------------------------------------------
1         61        96,397     90,997        100,000         N/A            N/A       105,000            N/A
2         62        92,880     88,380        100,000         N/A            N/A       110,250            N/A
3         63        89,445     85,845        100,000         N/A            N/A       115,763            N/A
4         64        86,087     83,387        100,000         N/A            N/A       121,551            N/A
5         65        82,804     81,004        100,000         N/A            N/A       127,628            N/A
6         66        79,591     78,691        100,000         N/A            N/A       134,010            N/A
7         67        76,445     76,445        100,000           0         76,445       140,710          7,323
8         68        73,326     73,326        100,000           0         73,326       147,746          7,896
9         69        70,268     70,268        100,000           0         70,268       155,133          8,518
10        70        67,266     67,266        100,000           0         67,266       162,889          9,694
15        75        53,001     53,001        100,000           0         53,001       200,000         13,632
20        80        40,437     40,437        100,000           0         40,437       200,000         15,230
25        85        29,699     29,699        100,000           0         29,699       200,000         17,364
30        90        20,520     20,520        100,000           0         20,520       200,000         18,980
----------------------------------------------------------------------------------------------------------------

      LIVING BENEFIT(S)
----  ------------------
             GMIB
      ------------------
      PROJECTED CONTRACT
        ANNUAL ANNUITY
      PAYOUT FOR SINGLE
         LIFE ANNUITY
         WITH 10 YEAR
YEAR    PERIOD CERTAIN
----  ------------------
1             N/A
2             N/A
3             N/A
4             N/A
5             N/A
6             N/A
7           4,671
8           4,591
9           4,511
10          4,429
15          3,976
20          3,366
25          2,782
30          2,073
--------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                            EXPLANATION OF HEADINGS

CONTRACT VALUE -- The projected total value of the annuity at the beginning of the period indicated, after all fees other than withdrawal charges have been deducted.

SURRENDER VALUE -- The projected cash value of the annuity after any applicable fees and withdrawal charges payable on surrender.

DEATH BENEFIT VALUE -- Greater of the contract value, purchase payments (adjusted for withdrawals), or the highest contract value (the "step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary (age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner and/or joint owner. See the prospectus for more complete information.

IAB VALUE -- Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

AMOUNT AVAILABLE TO ANNUITIZE -- The contract value plus the IAB value. See prospectus for more complete information.

GMIB PROTECTED VALUE -- Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB GUARANTEED ANNUAL PAYOUT FOR SINGLE LIFE WITH 10-YEAR PERIOD CERTAIN -- The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See the prospectus for more detail.

PROJECTED CONTRACT ANNUAL ANNUITY PAYOUT FOR SINGLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN -- The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").

If the GMIB benefit is elected, the greater of the following would be paid at annuitization:

    (1) The GMIB Guaranteed Payout, or

    (2) The annuity payout available under the contract that is calculated based on the actual contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                         STRATEGIC PARTNERS(SM) PLUS 3

                        SUPPLEMENT, DATED MARCH 16, 2004
                                       TO
                       PROSPECTUS, DATED OCTOBER 20, 2003

As an additional section within the Appendix to this prospectus, we add the following hypothetical illustration.

   APPENDIX B

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

      We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

      To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2002 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table), the arithmetic average fund fees were equal to 1.48% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

      The hypothetical gross rates of return of 0% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of -2.57% and 7.17%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

      An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

      A '0' in these columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

      The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

      Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS PLUS
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS

MALE, ISSUE AGE 60
BENEFITS:
    STEP-UP GUARANTEED MINIMUM DEATH BENEFIT
    GUARANTEED MINIMUM INCOME BENEFIT
    INCOME APPRECIATOR BENEFIT
    CONTRACT WITHOUT CREDIT

10% ASSUMED GROSS RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE               DEATH BENEFIT                     LIVING BENEFIT(S)
---------------------------------------   -------------   ------------------------------------------------------
                                                                    IAB                         GMIB
                                                          ------------------------   ---------------------------
                                                                                                      GMIB
                                                                                                   GUARANTEED
                                                                                                  ANNUAL PAYOUT
                                              DEATH                      AMOUNT        GMIB      FOR SINGLE LIFE
       ANNUITANT   CONTRACT   SURRENDER      BENEFIT                  AVAILABLE TO   PROTECTED    WITH 10 YEAR
YEAR      AGE       VALUE       VALUE         VALUE       IAB VALUE    ANNUITIZE       VALUE     PERIOD CERTAIN
----------------------------------------------------------------------------------------------------------------
1         61       106,130     100,730       106,130           N/A          N/A       105,000            N/A
2         62       112,642     108,142       112,642           N/A          N/A       110,250            N/A
3         63       119,560     115,960       119,560           N/A          N/A       115,763            N/A
4         64       126,908     124,208       126,908           N/A          N/A       121,551            N/A
5         65       134,716     132,916       134,716           N/A          N/A       127,628            N/A
6         66       143,010     142,110       143,010           N/A          N/A       134,010            N/A
7         67       151,823     151,823       151,823         7,774      159,597       140,710          7,727
8         68       161,188     161,188       161,188         9,178      170,366       147,746          8,386
9         69       171,138     171,138       171,138        10,671      181,808       155,133          9,104
10        70       181,711     181,711       181,711        16,342      198,053       162,889         10,666
15        75       245,418     245,418       245,418        36,354      281,772       200,000         16,110
20        80       332,793     332,793       332,793        58,198      390,992       200,000         19,662
25        85       453,310     453,310       453,310        88,328      541,638       200,000         25,033
30        90       619,538     619,538       619,538       129,884      749,422       200,000         31,306
----------------------------------------------------------------------------------------------------------------

      LIVING BENEFIT(S)
----  ------------------
             GMIB
      ------------------
      PROJECTED CONTRACT
        ANNUAL ANNUITY
      PAYOUT FOR SINGLE
         LIFE ANNUITY
         WITH 10 YEAR
YEAR    PERIOD CERTAIN
----  ------------------
1              N/A
2              N/A
3              N/A
4              N/A
5              N/A
6              N/A
7            9,751
8           10,667
9           11,670
10          13,040
15          21,139
20          32,550
25          50,740
30          75,698
-------------------------------------------

0% ASSUMED GROSS RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE               DEATH BENEFIT                     LIVING BENEFIT(S)
---------------------------------------   -------------   ------------------------------------------------------
                                                                    IAB                         GMIB
                                                          ------------------------   ---------------------------
                                                                                                      GMIB
                                                                                                   GUARANTEED
                                                                                                  ANNUAL PAYOUT
                                              DEATH                      AMOUNT        GMIB      FOR SINGLE LIFE
       ANNUITANT   CONTRACT   SURRENDER      BENEFIT                  AVAILABLE TO   PROTECTED    WITH 10 YEAR
YEAR      AGE       VALUE       VALUE         VALUE       IAB VALUE    ANNUITIZE       VALUE     PERIOD CERTAIN
----------------------------------------------------------------------------------------------------------------
1         61        96,435     91,035        100,000         N/A            N/A       105,000            N/A
2         62        92,954     88,454        100,000         N/A            N/A       110,250            N/A
3         63        89,552     85,952        100,000         N/A            N/A       115,763            N/A
4         64        86,226     83,526        100,000         N/A            N/A       121,551            N/A
5         65        82,971     81,171        100,000         N/A            N/A       127,628            N/A
6         66        79,785     78,885        100,000         N/A            N/A       134,010            N/A
7         67        76,663     76,663        100,000           0         76,663       140,710          7,323
8         68        73,567     73,567        100,000           0         73,567       147,746          7,896
9         69        70,529     70,529        100,000           0         70,529       155,133          8,518
10        70        67,547     67,547        100,000           0         67,547       162,889          9,694
15        75        53,352     53,352        100,000           0         53,352       200,000         13,632
20        80        40,823     40,823        100,000           0         40,823       200,000         15,230
25        85        30,094     30,094        100,000           0         30,094       200,000         17,364
30        90        20,905     20,905        100,000           0         20,905       200,000         18,980
----------------------------------------------------------------------------------------------------------------

      LIVING BENEFIT(S)
----  ------------------
             GMIB
      ------------------
      PROJECTED CONTRACT
        ANNUAL ANNUITY
      PAYOUT FOR SINGLE
         LIFE ANNUITY
         WITH 10 YEAR
YEAR    PERIOD CERTAIN
----  ------------------
1             N/A
2             N/A
3             N/A
4             N/A
5             N/A
6             N/A
7           4,684
8           4,606
9           4,527
10          4,447
15          4,003
20          3,399
25          2,819
30          2,112
--------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                            EXPLANATION OF HEADINGS

CONTRACT VALUE -- The projected total value of the annuity at the beginning of the period indicated, after all fees other than withdrawal charges have been deducted.

SURRENDER VALUE -- The projected cash value of the annuity after any applicable fees and withdrawal charges payable on surrender.

DEATH BENEFIT VALUE -- Greater of the contract value, purchase payments (adjusted for withdrawals), or the highest contract value (the "step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary (age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner and/or joint owner. See the prospectus for more complete information.

IAB VALUE -- Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

AMOUNT AVAILABLE TO ANNUITIZE -- The contract value plus the IAB value. See prospectus for more complete information.

GMIB PROTECTED VALUE -- Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB GUARANTEED ANNUAL PAYOUT FOR SINGLE LIFE WITH 10-YEAR PERIOD CERTAIN -- The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See the prospectus for more detail.

PROJECTED CONTRACT ANNUAL ANNUITY PAYOUT FOR SINGLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN -- The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").

If the GMIB benefit is elected, the greater of the following would be paid at annuitization:

    (1) The GMIB Guaranteed Payout, or

    (2) The annuity payout available under the contract that is calculated based on the actual contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.